Consolidated Statements of Financial Position - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Non-current assets
Property, plant and equipment	R 2,508,215	R 2,032,794
Capitalized commission assets	494,052	374,521
Intangible assets	83,053	83,123
Goodwill	174,957	227,380
Loan to a related party	28,700	28,200
Long-term other receivables and prepayments	11,629	18,831
Deferred tax assets	121,749	81,903
Total non-current assets	3,422,355	2,846,752
Current assets
Inventories	3,830	6,582
Trade and other receivables and prepayments	597,461	985,398
Income tax receivables	12,622	8,714
Cash and cash equivalents	1,042,882	459,527
Total current assets	1,656,795	1,460,221
Total assets	5,079,150	4,306,973
Equity
Share capital	7,142,853	7,142,853
Treasury shares		(23,816)
Actuarial reserve	139
Capital reserve	(3,621,245)	(3,582,568)
Common control reserve	(2,709,236)	(2,709,236)
Foreign currency translation reserve	277,866	330,812
Retained earnings	2,112,091	1,803,482
Equity attributable to equity holders of parent	3,202,468	2,961,527
Non-controlling interest	43,099	40,935
Total equity	3,245,567	3,002,462
Non-current liabilities
Term loans	31,640	41,645
Lease liabilities	127,251	131,285
Deferred revenue	126,959	121,302
Deferred tax liabilities	95,892	69,840
Total non-current liabilities	381,742	364,072
Current liabilities
Term loans	283,313	6,534
Trade and other payables	469,937	446,284
Loan from a related party	138	924
Lease liabilities	77,445	63,055
Deferred revenue	357,780	325,848
Bank overdraft	205,299	23,362
Income tax payables	57,039	73,375
Provision for warranties	890	1,057
Total current liabilities	1,451,841	940,439
Total liabilities	1,833,583	1,304,511
Total equity and liabilities	R 5,079,150	R 4,306,973